Long-Term Investments - Summary of Equity and Cost Method Investments (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands					12 Months Ended
	Mar. 31, 2022 CNY (¥)	Sep. 12, 2018 CNY (¥)	Aug. 18, 2015 CNY (¥)	Jan. 09, 2015 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Apr. 09, 2021 CNY (¥)
Investments [Line Items]
Share of (loss) income on equity method investments					¥ 59,216	$ 8,113	¥ (70,643)	¥ 11,073
Proceeds from Equity Method Investment, Distribution					1,927	$ 264	2,067	1,708
Payment to acquire equity securities without readily determinable fair value	¥ 55,343
Preferred Share Subscription Agreement [Member]
Investments [Line Items]
Issued Capital Subscribed										¥ 300,000
Class A Participating And Non Voting Shares [Member]
Investments [Line Items]
Capital Contribution									¥ 114,707
Fair Value, Option, Changes in Fair Value, Gain (Loss)					¥ 81,560		¥ (43,854)
Jingwei Chuangteng (Hangzhou) L.P. [Member]
Investments [Line Items]
Percentage of ownership				4.90%	2.40%	2.40%	2.40%
Share of (loss) income on equity method investments					¥ (18,483)		¥ (24,227)	397
Payment of equity method investment				¥ 30,000
Proceeds from Equity Method Investment, Distribution							718
Hangzhou Aqua Ventures Investment Management L.P. [Member]
Investments [Line Items]
Percentage of ownership			42.70%
Share of (loss) income on equity method investments					(24)		356	(3,752)
Payment of equity method investment			¥ 50,000
Chengdu Tianfu Qianshi Equity Lp Investment [Member]
Investments [Line Items]
Percentage of ownership		5.10%
Share of (loss) income on equity method investments					(769)		(1,531)	¥ 286
Payment of equity method investment		¥ 30,000
Proceeds from Equity Method Investment, Distribution					¥ 1,927		¥ 1,349